As filed with the Securities and Exchange Commission on July 26, 2010
Securities Act Registration No. 333-166278
Investment Company Act Registration No. 811-22409

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-2

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☑	PRE-EFFECTIVE AMENDMENT NO. 6

☐	POST-EFFECTIVE AMENDMENT NO.
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑	AMENDMENT NO. 6

Tortoise MLP Fund, Inc.
11550 Ash Street, Suite 300
Leawood, Kansas 66211
(913) 981-1020
AGENT FOR SERVICE
David J. Schulte
11550 Ash Street, Suite 300
Leawood, Kansas 66211
Copies of Communications to:
Steven F. Carman, Esq.
Eric J. Gervais, Esq.
Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, MO 64112
(816) 983-8000
     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐
     It is proposed that this filing will become effective (check appropriate box):
     ☐ when declared effective pursuant to Section 8(c).
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed	Proposed Maximum
Title of Securities	Amount to be	Maximum Offering	Aggregate	Amount of
Being Registered	Registered	Price Per Share	Offering Price (1)	Registration Fee (2)
Common Stock			$1,000,000,000	$71,300

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. In no event will the aggregate initial offering price of all securities offered from time to time pursuant to the prospectus included as a part of this Registration Statement exceed $1,000,000,000.

(2)	$14,260.00 previously paid.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
     This Registration Statement is being filed with respect to the registration of additional Common Stock, $0.001 par value per share, of Tortoise MLP Fund, Inc., a corporation organized under the laws of the State of Maryland (the “Registrant”). The contents of the Registration Statement on Form N-2 (File Nos. 333-166278 and 811-22409) filed by the Registrant with the Securities and Exchange Commission, as amended, are incorporated herein by reference.

Part C — Other Information
Item 25. Financial Statements and Exhibits
1. Financial Statements:
     The Registrant’s financial statements dated May 3, 2010, notes to the financial statements and report of independent public accountants thereon are incorporated by reference into Part B: Statement of Additional Information.
2. Exhibits:

Exhibit
No.	Description of Document

a.	Articles of Amendment and Restatement**

b.	Amended and Restated Bylaws**

c.	Inapplicable

d.	Form of Stock Certificate**

e.	Dividend Reinvestment Plan**

f.	Inapplicable

g.	Investment Advisory Agreement with Tortoise Capital Advisors, L.L.C. dated June 18, 2010**

h.	Form of Underwriting Agreement*

i.	Inapplicable

j.	Form of Custody Agreement**

k.1.	Form of Transfer Agency and Service Agreement**

k.2.	Form of Administration Servicing Agreement**

k.3.	Form of Fund Accounting Services Agreement**

l.	Opinion of Venable LLP**

m.	Inapplicable

n.	Consent of Independent Registered Public Accounting Firm**

o.	Inapplicable

p.	Subscription Agreement dated May 3, 2010**

q.	Inapplicable

r.1.	Code of Ethics of the Registrant**

r.2.	Code of Ethics of the Tortoise Capital Advisors, L.L.C.**

s.	Power of Attorney**

*	Filed herewith

**	Previously filed.

(1)	To be filed by amendment.
Item 26. Marketing Arrangements
     Reference is made to the form of underwriting agreement included as Exhibit h. hereto.
Item 27. Other Expenses and Distribution
     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

FINRA filing fee	$100,500
Securities and Exchange Commission fees	$71,300
New York Stock Exchange listing fee	$30,000
Directors’ fees and expenses	$—
Accounting fees and expenses	$40,000
Legal fees and expenses	$200,000
Printing expenses	$330,000
Transfer Agent’s fees	$—
Miscellaneous	$200,000

Total	$971,800

Item 28. Persons Controlled by or Under Common Control
     None.
Item 29. Number of Holders of Securities
     As of July 22, 2010, the number of record holders of each class of securities of the Registrant was:

Number of
Title of Class	Record Holders
Common Stock ($0.001 par value)	1
Item 30. Indemnification
     Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty which is established by a final judgment as being material to the cause of action. The Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law and the 1940 Act.
     The Charter authorizes the Registrant, to the maximum extent permitted by Maryland law and the 1940 Act, to obligate itself to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan, limited liability company or other enterprise as a director, officer, partner, member manager or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan, limited liability company or other enterprise as a director, officer, partner, member manager or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her services in such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Charter and Bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant.
     Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they are made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and

(1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Item 31. Business and Other Connections of Investment Advisor
     The information in the Statement of Additional Information under the caption “Management of the Company — Directors and Officers” and the information in the prospectus under the caption “Management of the Company — Investment Adviser” is hereby incorporated by reference.
Item 32. Location of Accounts and Records
     The Registrant’s accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment adviser, Tortoise Capital Advisors, L.L.C., 11550 Ash Street, Suite 300, Leawood, Kansas 66211, at the offices of the custodian, U.S. Bank National Association, 1555 North River Center Drive, Milwaukee, WI 53212, at the offices of the transfer agent, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rhode Island 02940-3078, or at the offices of the administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.
Item 33. Management Services
     Not applicable.
Item 34. Undertakings
     1. The Registrant undertakes to suspend the offering of the common shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as state in the Prospectus.
2.	Not applicable.
3.	Not applicable.
4.	Not applicable.
     5. The Registrant is filing this Registration Statement pursuant to Rule 430A under the 1933 Act and undertakes that: (a) for the purposes of determining any liability under the 1933 Act, the information omitted from the form of Prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; (b) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Leawood and State of Kansas on the 23rd day of July, 2010.

Tortoise MLP Fund, Inc.
By:	/s/ Zachery A. Hamel
Zachery A. Hamel
President

     Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ P. Bradley Adams P. Bradley Adams	Chief Financial Officer (Principal Financial and Accounting Officer)	July 23, 2010

/s/ Terry C. Matlack Terry C. Matlack	Chief Executive Officer (Principal Executive Officer)	July 23, 2010

/s/ Conrad S. Ciccotello Conrad S. Ciccotello	Director	July 23, 2010

/s/ John R. Graham John R. Graham	Director	July 23, 2010

/s/ Charles E. Heath Charles E. Heath	Director	July 23, 2010

/s/ H. Kevin Birzer H. Kevin Birzer	Director	July 23, 2010

*	By David J. Schulte pursuant to power of attorney filed with the Registrant’s registration statement on Form N-2 (File Nos. 811-22409 and 333-166278) on April 23, 2010.

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